Fair Value Measurements (Tables)	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value

	Nine Months Ended September 30, 2021
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period

Liabilities:
IndiaCo Forward Contract Liability	$7,907	$—	$(8,499)	$592	$—	$—
SoftBank Senior Unsecured Notes Warrant	279,269	—	(474,521)	228,907	—	33,655
2020 LC Facility Warrant	139,639	—	(237,265)	114,453	—	16,827

Total	$426,815	$—	$(720,285)	$343,952	$—	$50,482

(1)
During the
nine
 months ended
September
 30, 2021, $0.6 million of the change in fair value was included as a loss within income (loss) from equity method and other investments on the accompanying condensed consolidated statements
of operations and $343.4 million was included as a loss from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.

	Year Ended December 31, 2020
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period

Liabilities:
Contingent consideration payable in stock	$445	$—	$(319)	$(122)	$(4)	$—
IndiaCo Forward Contract Liability	—	9,507	—	(1,600)	—	7,907
2019 Warrant	1,297,758	—	(911,120)	(386,638)	—	—
SoftBank Senior Unsecured Notes Warrant	568,877	—	(934)	(288,674)	—	279,269
2020 LC Facility Warrant	284,440	—	(466)	(144,335)	—	139,639

Total	$2,151,520	$9,507	$(912,839)	$(821,369)	$(4)	$426,815

(1)
During the year ended December 31, 2020, $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying condensed consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.

	Year Ended December 31, 2020
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period
Liabilities:
Contingent consideration payable in stock	$445	$—	$(319)	$(122)	$(4)	$—
IndiaCo Forward Contract Liability	—	9,507	—	(1,600)	—	7,907
2019 Warrant	1,297,758	—	(911,120)	(386,638)	—	—
SoftBank Senior Unsecured Notes Warrant	568,877	—	(934)	(288,674)	—	279,269
2020 LC Facility Warrant	284,440	—	(466)	(144,335)	—	139,639

Total	$2,151,520	$9,507	$(912,839)	$(821,369)	$(4)	$426,815

(1)
During the year ended December 31, 2020 $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying consolidated statements of operations.

	Year Ended December 31, 2019
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period
Liabilities:
Contingent consideration payable in stock	$129,811	$—	$(68,090)	$(61,650)	$374	$445
Contingent consideration payable in cash	10,520	—	(11,496)	983	(7)	—
Embedded redemption derivative	276,371	25,295	(274,617)	(27,049)	—	—
2018 Warrant	—	1,818,273	(1,974,545)	156,272	—	—
2019 Warrant	—	1,280,292	(200,000)	217,466	—	1,297,758
SoftBank Senior Unsecured Notes Warrant	—	568,877	—	—	—	568,877
2020 LC Facility Warrant	—	284,440	—	—	—	284,440

Total	$416,702	$3,977,177	$(2,528,748)	$286,022	$367	$2,151,520

(1)
During the year ended December 31, 2019, $60.7 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $27.0 million was included as a reduction of interest expense and $373.7 million loss was included as a reduction in the gain from change in fair value of related party financial instruments on the consolidated statements of operations.

Summary of assets and liabilities that are measured at fair value on a recurring basis
The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	September 30, 2021

(Amounts in thousands)	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents — money market funds and time deposits	$103,398	$—	$—	$103,398
Other investments — available-for-sale convertible notes	—	—	33,556	33,556

Total assets measured at fair value	$103,398	$—	$33,556	$136,954

Liabilities:
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	$—	$—	$33,655	$33,655
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	16,827	16,827

Total liabilities measured at fair value	$—	$—	$50,482	$50,482

	December 31, 2020
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$330,049	$—	$—	$330,049
Other investments — available-for-sale convertible notes	—	—	49,849	49,849

Total assets measured at fair value	$330,049	$—	$49,849	$379,898

Liabilities:
Other current liabilities — IndiaCo Forward Contract Liability	$—	$—	$7,907	$7,907
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	279,269	279,269
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	139,639	139,639

Total liabilities measured at fair value	$—	$—	$426,815	$426,815

The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	December 31, 2020
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$330,049	$—	$—	$330,049
Other investments — available-for-sale convertible notes	—	—	49,849	49,849

Total assets measured at fair value	$330,049	$—	$49,849	$379,898

Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock	$—	$—	$—	$—
Other current liabilities — IndiaCo Forward Contract Liability	—	—	7,907	7,907
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	279,269	279,269
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	139,639	139,639

Total liabilities measured at fair value	$—	$—	$426,815	$426,815

	December 31, 2019
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$910,093	$—	$—	$910,093
Other investments — available-for-sale convertible notes	—	—	5,541	5,541

Total assets measured at fair value	$910,093	$—	$5,541	$915,634

Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock	$—	$—	$445	$445
Convertible related party liabilities — 2019 Warrant	—	—	1,297,758	1,297,758
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	568,877	568,877
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	284,440	284,440

Total liabilities measured at fair value	$—	$—	$2,151,520	$2,151,520

Summary of the changes in assets and liabilities recorded at fair value and classified as Level 3
The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Nine Months Ended September 30,	Year Ended December 31,
(Amounts in thousands)	2021	2020
Assets:
Balance at beginning of period	$49,849	$5,541
Purchases	15,000	85,000
Credit loss valuation allowance included in income (loss) from equity method and other investments	(16,827)	(43,857)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	(8,499)	—
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	(2,600)	4,369
Accrued interest income	8,754	5,840
Accrued interest collected	(11,365)	(2,678)
Foreign currency translation (losses) gain included in other comprehensive income	(756)	3,810
Foreign currency gain (loss) included in net income	—	(8,176)

Balance at end of period	$33,556	$49,849

The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31,
(Amounts in thousands)	2020	2019
Assets:
Balance at beginning of period	$5,541	$5,319
Purchases	85,000	—
Credit loss valuation allowance included in income (loss) from equity method and other investments	(43,857)	—
Unrealized gain on available-for-sale securities included in other comprehensive income	4,369	—
Accrued interest income	5,840	320
Accrued interest collected	(2,678)	—
Foreign currency translation gains (losses) included in other comprehensive income	3,810	—
Foreign currency gain (loss) included in net income	(8,177)	(98)

Balance at end of period	$49,848	$5,541

Summary of valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3
The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	September 30, 2021

	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$33,556	Discounted cash flow	Price per share	$2.15
Level 3 Liabilities:
Convertible related party liabilities	$50,482	Discounted cash flow	Preferred share fair values	$8.26

	December 31, 2020

	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$49,849	Discounted cash flow /Market approach	Price per share	$2.97
Level 3 Liabilities:
IndiaCo Forward Contract Liability	$7,907	Discounted cash flow	Price per share	$2.97
Convertible related party liabilities	$418,908	Discounted cash flow	Preferred share fair values	$3.09

The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2020
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)
Level 3 Assets:
Other investments — available-for-sale convertible notes	$49,849	Discounted cash flow/Market approach	Price per share	$2.97
Level 3 Liabilities:
IndiaCo Forward Contract Liability	$7,907	Discounted cash flow	Price per share	$2.97
Convertible related party liabilities	$418,908	Discounted cash flow	Preferred share fair values	$3.09

	December 31, 2019
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)
Level 3 Assets:
Other investments — available-for-sale convertible notes	$5,541	Discounted cash flow	Market interest rate	6.0%

Level 3 Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock	$445	Discounted cash flow	Price per common share	$0.02 - $3.97 ($3.72)
Convertible related party liabilities	$2,151,075	Discounted cash flow	Price per preferred share	$6.10 - $11.58 ($9.41)

BOWX ACQUISITION CORP [Member]
Schedule of Investments [Line Items]
Schedule of gross holding gains and fair value of held-to-maturity securities
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020
,
 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account — U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities (restated)	—	13,292,400	—	13,292,400

Total fair value	$483,227,051	$13,292,400	$—	$496,519,451

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021, and December 31, 2020, by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury Securities	$483,078,641	$—	$—	$483,078,641
Liabilities:
Warrant liabilities	$—	$16,168,533	$—	$16,168,533

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account—U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities	$—	$13,292,400	$—	$13,292,400

Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value
The change in the fair value of the derivative warrant liabilities for the year ended December 31, 2020 is summarized as follows:

Warrant liabilities at May 19, 2020 (inc e ption)	$—
Issuance of Private Warrants	8,628,400
Change in fair value of warrant liabili ti es	1,243,733

Warrant liabilities at September 30, 2020	$9,872,133
Change in fair value of warrant liabili ti es	3,420,267

Warrant liabilities at December 31, 2020	$13,292,400

The change in the fair value of the derivative warrant liabilities for the three and nine months ended September 30, 2021, is summarized as follows:

Warrant liabilities at December 31, 2020	$13,292,400
Change in fair value of warrant liabilities	3,342,533

Warrant liabilities at March 31, 2021	16,634,933
Change in fair value of warrant liabilities	9,327,999
Warrant liabilities at June 30, 2021	25,962,932
Change in fair value of warrant liabilities	(9,794,399)
Warrant liabilities at September 30, 2021	$16,168,533

Summary Of Quantitative Information Regarding Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 30, 2020	August 7, 2020
Exercise price	$11.50	$11.50
Stock Price	$10.26	$10.03
Term (in years)	0.85	1.00
Volatility	19.00%	18.00%
Risk-free interest rate	0.36%	0.31%
Dividend yield	—	—